PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]	Property and equipment as of March 31, 2015 and December 31, 2014 is summarized as follows:

	March 31, 2015	December 31, 2014
Computer equipment	$57,584	$54,900
Furniture and fixtures	7,803	7,803
Subtotal	65,387	62,703
Less accumulated depreciation	(52,543)	(49,683)
Property and equipment, net	$12,844	$13,020
Property and equipment as of December 31, 2014 and 2013 is summarized as follows:

	2014	2013
Computer equipment	$54,900	$50,937
Furniture and fixtures	7,803	7,803
Subtotal	62,703	58,740
Less accumulated depreciation	(49,683)	(33,874)
Property and equipment, net	$13,020	$24,866